Revenues - Schedule of Recognized Amounts Related to Revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenue [abstract]
Concentrate revenues from contracts with customers	$ 9,844	$ 5,591
Provisional pricing adjustments on concentrate sales	(63)	(526)
Revenues from toll milling services		496
Total revenues	$ 9,781	$ 5,561